Vanguard Mega Cap Growth Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Basic Materials (1.4%)
	Linde plc	243,840	50,282
	Ecolab Inc.	116,817	21,806
			72,088
Consumer Goods (4.0%)
	NIKE Inc. Class B	564,584	52,783
	Colgate-Palmolive Co.	386,971	26,244
*	Tesla Inc.	60,628	20,004
	Estee Lauder Cos. Inc. Class A	99,724	19,493
	Activision Blizzard Inc.	345,933	18,968
*	Electronic Arts Inc.	132,884	13,423
	Constellation Brands Inc. Class A	67,860	12,626
*	Monster Beverage Corp.	172,038	10,291
	Hershey Co.	67,178	9,953
	Brown-Forman Corp. Class B	132,164	8,963
	Keurig Dr Pepper Inc.	126,937	3,927
			196,675
Consumer Services (20.6%)
*	Amazon.com Inc.	189,666	341,550
	Home Depot Inc.	493,907	108,911
	Comcast Corp. Class A	2,045,413	90,305
	McDonald's Corp.	342,529	66,615
*	Netflix Inc.	197,449	62,129
	Costco Wholesale Corp.	198,368	59,473
	Starbucks Corp.	512,865	43,814
	Lowe's Cos. Inc.	353,079	41,420
*	Booking Holdings Inc.	19,131	36,426
*	Charter Communications Inc. Class A	69,890	32,849
	TJX Cos. Inc.	492,192	30,088
	Ross Stores Inc.	164,440	19,100
	Dollar General Corp.	116,452	18,325
	Marriott International Inc. Class A	118,793	16,674
*	O'Reilly Automotive Inc.	34,487	15,253
	Yum! Brands Inc.	137,248	13,817
	Hilton Worldwide Holdings Inc.	129,412	13,588
*	AutoZone Inc.	5,523	6,506
	Sirius XM Holdings Inc.	502,298	3,506
*	Uber Technologies Inc.	76,369	2,260
			1,022,609
Financials (12.5%)
	Visa Inc. Class A	778,819	143,700
	Mastercard Inc. Class A	407,168	118,987
	American Tower Corp.	199,633	42,727
	S&P Global Inc.	111,063	29,393
	Charles Schwab Corp.	530,582	26,264
	Prologis Inc.	284,411	26,038
	Crown Castle International Corp.	187,540	25,067
	Marsh & McLennan Cos. Inc.	228,358	24,679
	Intercontinental Exchange Inc.	252,793	23,806

	Equinix Inc.	38,220	21,665
	Aon plc	106,381	21,660
	Simon Property Group Inc.	131,963	19,954
	Moody's Corp.	72,575	16,451
	Blackstone Group LP	298,251	16,171
	Public Storage	66,909	14,096
	T. Rowe Price Group Inc.	100,929	12,471
	Boston Properties Inc.	69,744	9,662
	Welltower Inc.	91,347	7,725
	AvalonBay Communities Inc.	31,467	6,747
	TD Ameritrade Holding Corp.	123,731	6,413
	Ventas Inc.	84,006	4,898
	Interactive Brokers Group Inc.	32,718	1,584
			620,158
Health Care (6.8%)
	Thermo Fisher Scientific Inc.	180,649	56,715
	Becton Dickinson and Co.	121,698	31,459
*	Intuitive Surgical Inc.	51,943	30,797
	Bristol-Myers Squibb Co.	528,151	30,073
	Stryker Corp.	143,407	29,378
*	Boston Scientific Corp.	628,229	27,171
	Zoetis Inc.	215,379	25,958
*	Vertex Pharmaceuticals Inc.	115,910	25,703
*	Edwards Lifesciences Corp.	93,774	22,969
*	Illumina Inc.	66,344	21,281
*	Regeneron Pharmaceuticals Inc.	36,564	13,492
*	Alexion Pharmaceuticals Inc.	96,041	10,943
	Baxter International Inc.	115,168	9,440
*	Bristol-Myers Squibb CVR Exp. 12/31/2020	317,421	682
			336,061
Industrials (11.8%)
	Boeing Co.	241,136	88,299
	Accenture plc Class A	287,321	57,797
	Union Pacific Corp.	317,772	55,925
*	PayPal Holdings Inc.	504,102	54,448
	Lockheed Martin Corp.	108,216	42,316
	Fidelity National Information Services Inc.	276,624	38,216
	United Parcel Service Inc. Class B	314,930	37,707
	Automatic Data Processing Inc.	185,883	31,745
*	Fiserv Inc.	260,478	30,278
	Illinois Tool Works Inc.	131,261	22,883
	Sherwin-Williams Co.	37,411	21,815
^	Danaher Corp.	145,600	21,255
	Roper Technologies Inc.	46,907	16,904
	Raytheon Co.	62,815	13,657
	Paychex Inc.	145,811	12,557
	Global Payments Inc.	64,290	11,643
	Agilent Technologies Inc.	139,760	11,288
	Fortive Corp.	128,608	9,282
*	Square Inc.	77,283	5,342
	Rockwell Automation Inc.	26,401	5,170
			588,527
Oil & Gas (0.9%)
	EOG Resources Inc.	261,833	18,564
	Schlumberger Ltd.	311,738	11,285
	Pioneer Natural Resources Co.	75,421	9,642

	Baker Hughes Co. Class A		142,729	3,200
				42,691
Technology (41.5%)
	Microsoft Corp.		3,443,458	521,271
	Apple Inc.		1,834,241	490,201
*	Facebook Inc. Class A		1,084,977	218,775
*	Alphabet Inc. Class A		135,056	176,125
*	Alphabet Inc. Class C		133,156	173,763
*	Adobe Inc.		218,956	67,773
*	salesforce.com Inc.		375,778	61,210
	NVIDIA Corp.		260,868	56,541
	Broadcom Inc.		170,512	53,918
	Texas Instruments Inc.		421,029	50,612
	Intuit Inc.		111,074	28,756
	Applied Materials Inc.		416,557	24,119
*	ServiceNow Inc.		84,565	23,935
*	Micron Technology Inc.		497,797	23,650
	L3Harris Technologies Inc.		100,707	20,251
	Analog Devices Inc.		166,585	18,816
*	Autodesk Inc.		99,007	17,910
	Lam Research Corp.		65,155	17,385
*	Workday Inc. Class A		73,058	13,086
	VMware Inc. Class A		34,589	5,383
				2,063,480
Telecommunications (0.2%)
*	T-Mobile US Inc.		134,870	10,594
Total Common Stocks (Cost $3,227,085)				4,952,883
		Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
2,3 Vanguard Market Liquidity Fund, (Cost
	$12,010)	1.841%	120,092	12,011
Total Investments (99.9%) (Cost $3,239,095)				4,964,894
Other Assets and Liabilities-Net (0.1%)3,4				4,229
Net Assets (100%)				4,969,123

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $457,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $470,000 was received for securities on loan.
4 Cash of $654,000 has been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

Mega Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	50	7,859	298
E-mini NASDAQ 100 Index	December 2019	46	7,744	398
				696

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Mega Cap Growth Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At November 30, 2019, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.